Net investment (expense) income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Net (losses)/gains from financial assets mandatorily at fair value	£ (116)		£ (39)	£ 218
Net gains from disposal of debt instruments at fair value through other comprehensive income	248		251	454
Net gains/(losses) from disposal of financial assets and liabilities measured at amortised costa	22		(128)	(38)
Dividend income	0		0	0
Net (losses)/gains on other investments	(234)		(205)	(214)
Net investment (expense)/income	(80)	[1]	(121)	420
Municipal Bond
Disclosure of detailed information about financial instruments [line items]
Net gains/(losses) from disposal of financial assets and liabilities measured at amortised costa	£ 25
Capital Notes
Disclosure of detailed information about financial instruments [line items]
Net gains/(losses) from disposal of financial assets and liabilities measured at amortised costa			£ (115)
Financial guarantee contracts
Disclosure of detailed information about financial instruments [line items]
Net (losses)/gains on other investments				25
Net investment (expense)/income				£ 25

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.